ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses	$ 24,782	154,393	128,367
Accrued payroll	6,231	38,821	27,258
Taxes payable	5,871	36,576	8,462
Deposits from service providers	10,042	62,563	28,462
Payables to merchants participating in the marketplace program	13,232	82,434	33,548
Sales refund payable	1,540	9,596	18,743
Other payables	4,878	30,393	21,252
Accrued expenses and other current liabilities, total	$ 66,576	414,776	266,092